Inventories net	6 Months Ended
Mar. 31, 2024
Inventories net
Inventories, net

Note 5 — Inventories, net

Inventories, net, consisted of the following:

	As of	As of
	March 31,	September 30,
	2024	2023
	(unaudited)
Raw materials	$338,416	$520,216
Packaging materials	69,984	69,420
Finished goods	29,888,673	3,321,021
Inventory	30,297,073	3,910,657
Less: allowance for inventory reserve	(3,406)	(8,809)
Inventory, net	$30,293,667	$3,901,848

As of March 31, 2024 and September 30, 2023, allowance for inventory reserve was $3,406 and $8,809, respectively.